Income Taxes - Schedule of Reconciliation between Income Tax Expense to Income before Income Taxes and Actual Provision for Income Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Taxes And Tax Related [Line Items]
Net income before provision for income tax	¥ 3,439,535	$ 500,260	¥ 2,549,735	¥ 990,413
PRC statutory tax rate	21.00%	21.00%	35.00%
Income tax expense at statutory tax rate	¥ 859,884		¥ 637,434	247,603
Permanent differences	20,135		(446)	(516)
Change in valuation allowance	98,862		5,990	(16,034)
Effect of income tax rate difference in other jurisdictions	156,136		80,085	54,242
Effect of tax holidays and preferential tax rates	(435,369)		(278,062)	(250,657)
Provision for income tax	¥ 699,648	$ 101,760	¥ 445,001	¥ 34,638
PRC [Member]
Income Taxes And Tax Related [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%